As filed with the Securities and Exchange Commission on February 28, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22880

Steben Alternative Investment Funds
(Exact name of registrant as specified in charter)

9711 Washingtonian Blvd.

Suite 400

Gaithersburg, Maryland 20878

(Address of principal executive offices) (Zip code)

Francine J. Rosenberger, Esq.

c/o Steben & Company, Inc.

9711 Washingtonian Blvd.

Suite 400

Gaithersburg, Maryland 20878

(Name and address of agent for service)

(240) 631-7600

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: December 31, 2017

Item 1. Schedule of Investments.

Steben Managed Futures Strategy Fund

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

	Maturity	Coupon	Principal
	Date	Rate/Yield	Amount/Shares	Value
CORPORATE BONDS: 45.37%
Accommodation and Food Services: 0.27%
Hilton Domestic Operating Co, Inc.	09/01/2024	4.250%	$120,000	$121,200
MGM Resorts International	03/15/2023	6.000%	85,000	91,800
				213,000
Administrative and Support and Waste Management and Remediation Services: 1.35%
GLP Capital LP / GLP Financing II, Inc.	04/15/2026	5.375%	85,000	91,162
Synchrony Bank	06/15/2022	3.000%	1,000,000	995,802
				1,086,964
Construction: 0.30%
Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp.	02/15/2026	5.625%	10,000	10,325
Lennar Corp.	04/30/2024	4.500%	135,000	138,415
MasTec, Inc.	03/15/2023	4.875%	5,000	5,100
PulteGroup, Inc.	01/15/2027	5.000%	85,000	88,825
				242,665
Finance and Insurance: 23.46%
ABN AMRO Bank N.V. (a)(b)	01/18/2019	1.994% (3 Month LIBOR USD + 0.640%)	1,000,000	1,004,130
Bank of America Corp. (a)	07/21/2021	2.023% (3 Month LIBOR USD + 0.660%)	1,000,000	1,004,752
Bank of America Corp. (a)	04/24/2023	2.365% (3 Month LIBOR USD + 1.000%)	1,000,000	1,016,081
BAT Capital Corp.	08/15/2024	3.222%	1,000,000	999,735
Daimler Finance North America LLC (a)	03/02/2018	1.907% (3 Month LIBOR USD + 0.420%)	1,000,000	1,000,140
Goldman Sachs Group, Inc/The	02/15/2019	7.500%	900,000	951,086
Goldman Sachs Group, Inc/The (a)	04/25/2019	2.407% (3 Month LIBOR USD + 1.040%)	750,000	756,132
Icahn Enterprises LP / Icahn Enterprises Finance Corp.	12/15/2025	6.375%	25,000	25,002
ING Bank N.V. (a)(b)	08/17/2018	2.202% (3 Month LIBOR USD + 0.780%)	1,000,000	1,003,804
Iron Mountain U.S. Holdings, Inc.	06/01/2026	5.375%	85,000	87,337
JPMorgan Chase & Co. (a)	04/25/2023	2.267% (3 Month LIBOR USD + 0.900%)	2,000,000	2,022,465
Morgan Stanley	02/01/2019	2.450%	1,000,000	1,002,465
MUFG Americas Holdings Corporation (a)	02/09/2018	1.973% (3 Month LIBOR USD + 0.570%)	1,500,000	1,500,237
National Australia Bank Limited (a)(b)	07/23/2018	2.003% (3 Month LIBOR USD + 0.640%)	1,500,000	1,504,220
Reckitt Benckiser Treasury Services PLC (b)	06/26/2024	2.750%	2,000,000	1,956,219
Royal Bank of Scotland Group PLC (a)(b)	05/15/2023	2.886% (3 Month LIBOR USD + 1.470%)	1,500,000	1,516,431
UBS Group Funding Switzerland AG (a)(b)	08/15/2023	2.366% (3 Month LIBOR USD + 0.950%)	1,500,000	1,506,293
				18,856,529
Health Care and Social Assistance: 0.21%
HCA, Inc.	06/15/2026	5.250%	115,000	121,900
Tenet Healthcare Corp.	07/15/2024	4.625%	45,000	43,875
				165,775
Information: 5.22%
AMC Networks, Inc.	08/01/2025	4.750%	125,000	123,906
AT&T Inc.	02/15/2019	5.800%	1,450,000	1,504,610
CCO Holdings LLC / CCO Holdings Capital Corp.	05/01/2026	5.500%	120,000	123,000
Discovery Communications LLC	03/20/2023	2.950%	1,500,000	1,484,297
DISH DBS Corp.	11/15/2024	5.875%	45,000	43,763
DISH DBS Corp.	07/01/2026	7.750%	85,000	89,356
Equinix, Inc.	05/15/2027	5.375%	55,000	58,850
J2 Cloud Services LLC / J2 Global Co-Obligor, Inc.	07/15/2025	6.000%	70,000	73,675
Oracle Corporation	04/15/2018	5.750%	600,000	606,866
T-Mobile USA, Inc.	01/15/2024	6.500%	85,000	90,100
				4,198,423

Manufacturing: 5.95%
Abbott Laboratories	11/30/2021	2.900%	1,500,000	1,517,198
AbbVie Inc.	05/14/2018	1.800%	1,000,000	999,508
Allison Transmission, Inc.	10/01/2024	5.000%	120,000	123,750
ArcelorMittal (b)	03/01/2021	6.000%	55,000	59,400
Boise Cascade Co.	09/01/2024	5.625%	90,000	94,950
Crown Americas LLC / Crown Americas Capital Corp. V	09/30/2026	4.250%	85,000	83,725
Dell International LLC / EMC Corp.	06/15/2024	7.125%	125,000	136,858
Jeld-Wen, Inc.	12/15/2025	4.625%	5,000	5,038
Jeld-Wen, Inc.	12/15/2027	4.875%	5,000	5,050
Lamb Weston Holdings, Inc.	11/01/2024	4.625%	75,000	77,250
McCormick & Co. Inc./MD	08/15/2024	3.150%	1,500,000	1,507,614
NOVA Chemicals Corp. (b)	06/01/2027	5.250%	90,000	89,775
OI European Group BV (b)	03/15/2023	4.000%	5,000	5,007
Silgan Holdings, Inc.	03/15/2025	4.750%	75,000	76,875
				4,781,998
Mining, Quarrying, and Oil and Gas Extraction: 2.75%
Cleveland-Cliffs, Inc.	01/15/2024	4.875%	5,000	4,988
Concho Resources, Inc.	10/01/2027	3.750%	750,000	759,570
EnLink Midstream Partners LP	04/01/2024	4.400%	1,000,000	1,032,699
FMG Resources August 2006 Pty Ltd. (b)	05/15/2024	5.125%	100,000	101,250
Northwest Acquisitions ULC / Dominion Finco, Inc. (b)	11/01/2022	7.125%	10,000	10,325
Shell International Finance BV (b)	05/11/2020	2.125%	300,000	299,358
				2,208,190
Other Services (except Public Administration): 0.01%
Service Corp. International/US	12/15/2027	4.625%	5,000	5,073

Professional, Scientific, and Technical Services: 1.81%
Amgen, Inc. (a)	05/11/2020	1.863% (3 Month LIBOR USD + 0.450%)	1,450,000	1,455,589

Real Estate and Rental and Leasing: 0.10%
MPT Operating Partnership LP / MPT Finance Corp.	08/01/2026	5.250%	75,000	77,625

Retail Trade: 1.82%
CVS Health Corp.	06/01/2021	2.125%	1,500,000	1,463,717

Wholesale Trade: 2.12%
Allergan Funding SCS (a)(b)	03/12/2018	2.629% (3 Month LIBOR USD + 1.080%)	875,000	876,278
Allergan Funding SCS (a)(b)	03/12/2020	2.804% (3 Month LIBOR USD + 1.260%)	750,000	760,858
Blue Cube Spinco, Inc.	10/15/2023	9.750%	50,000	59,000
Standard Industries Inc./NJ	01/15/2028	4.750%	10,000	10,023
				1,706,159
TOTAL CORPORATE BONDS (Cost $36,569,280)				36,461,707

ASSET BACKED SECURITIES: 3.38%
AmeriCredit Automobile Receivables Trust 2014-2, C	06/08/2020	2.180%	665,000	665,390
GM Financial Automobile Leasing Trust 2017-3, A2 (a)	01/21/2020	1.741% (1 Month LIBOR USD + 0.240%)	650,000	650,400
Santander Drive Auto Receivables Trust 2017-3, A2	06/15/2020	1.670%	198,000	197,644
SMB Private Education Loan Trust 2017-B, A1 (a)	06/17/2024	1.621% (1 Month LIBOR USD + 0.270%)	450,000	450,028
SoFi Professional Loan Program 2016-D, A2A	04/25/2033	1.530%	323,986	322,897
World Financial Network Credit Card Master Trust 2015-A, A (a)	02/15/2022	1.957% (1 Month LIBOR USD + 0.480%)	427,000	427,341
TOTAL ASSET BACKED SECURITIES (Cost $2,715,263)				2,713,700

MORTGAGE BACKED SECURITIES: 6.21%
Citigroup Commercial Mortgage Trust 2015-GC27, A5	02/10/2048	3.137%	170,000	171,277
Citigroup Commercial Mortgage Trust 2017-C4, XA (c)	10/14/2050	1.127%	4,496,292	355,611
Fannie Mae REMICS
Series 2012-63	06/25/2040	4.000%	4,938,258	482,255
Series 2017-60	11/25/2044	4.000%	304,345	53,293
Freddie Mac REMICS, 4495	07/15/2030	3.500%	2,871,636	330,352
Government National Mortgage Association
Series 2013-47	03/20/2043	4.000%	2,264,409	489,477
Series 2014-116	08/20/2044	4.000%	2,557,539	455,950
Series 2015-60	04/20/2045	4.000%	2,788,091	560,313
Series 2017-56	06/20/2046	4.000%	364,301	70,920
GS Mortgage Securities Trust 2013-GC16, B (c)	11/10/2046	5.161%	206,000	221,228
JPMBB Commercial Mortgage Securities Trust 2014-C24, B (c)	11/18/2047	4.116%	350,000	358,161
JPMBB Commercial Mortgage Securities Trust 2015-C31, XA (c)	08/17/2048	0.985%	6,792,618	358,146
UBS-Barclays Commercial Mortgage Trust 2013-C5, C (c)	03/12/2046	4.217%	325,000	326,396
WFRBS Commercial Mortgage Trust 2013-C17, B (c)	12/17/2046	4.788%	375,000	396,389
WFRBS Commercial Mortgage Trust 2014-C22, AS (c)	09/17/2057	4.069%	350,000	365,551
TOTAL MORTGAGE BACKED SECURITIES (Cost $5,060,715)				4,995,319

BANK LOANS: 0.54%
First Data Corp. (a)	04/26/2024	3.810% (1 Month LIBOR USD + 2.250%)	125,000	125,023
GEO Group Inc/The (a)	03/25/2024	3.950% (1 Month LIBOR USD + 2.250%)	75,000	75,031
Maxar Technologies Ltd (a)	07/05/2024	4.310% (3 Month LIBOR USD + 2.750%)	155,000	155,665
Michaels Stores, Inc. (a)	01/27/2023	4.315% (1 Month LIBOR USD + 2.750%)	75,000	74,973
TOTAL BANK LOANS (Cost $432,589)				430,692

SHORT-TERM INVESTMENTS: 19.22%
COMMERCIAL PAPER: 6.83%
AXA Financial, Inc.	01/18/2018	0.431%	500,000	499,513
DBS Bank Ltd. (b)	01/17/2018	0.509%	450,000	449,632
Hewlett Packard Enterprise Co.	01/04/2018	0.174%	500,000	499,881
ING U.S. Funding LLC	02/01/2018	0.683%	500,000	499,262
Mizuho Corp., Ltd.	03/07/2018	1.748%	450,000	448,582
Nissan Motor Acceptance Corp.	01/19/2018	0.589%	500,000	499,497
Oglethorpe Power Corp. (An Electric Membership Corporation)	01/03/2018	0.092%	500,000	499,880
Ontario Teachers Finance Trust (b)	01/05/2018	0.115%	400,000	399,883
Standard Cartered Bank	02/05/2018	0.608%	400,000	399,351
Sumitomo Mitsui Banking Corp.	01/19/2018	1.350%	500,000	499,553
United Overseas Bank Ltd.	02/20/2018	1.310%	500,000	498,835
WestRock Co.	01/26/2018	1.707%	300,000	299,590
TOTAL COMMERCIAL PAPER (Cost $5,494,221)				5,493,459

MONEY MARKET FUND: 7.97%
STIT-Government & Agency Portfolio - Institutional Class, 1.18% (d)(e)			6,406,596	6,406,596
TOTAL MONEY MARKET FUND (Cost $6,406,596)				6,406,596

U.S. GOVERNMENT NOTES/BONDS: 4.42%
United States Treasury Note/Bond	02/15/2018	1.000%	1,200,000	1,199,563
United States Treasury Note/Bond	04/30/2018	2.625%	600,000	602,340
United States Treasury Note/Bond	07/31/2018	1.375%	1,750,000	1,747,670
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $3,552,465)				3,549,573
TOTAL SHORT-TERM INVESTMENTS (Cost $15,453,282)				15,449,628

TOTAL INVESTMENTS (Cost $60,231,129): 74.72%				60,051,046
Other Assets in Excess of Liabilities, 25.28% (f)				20,314,374
TOTAL NET ASSETS, 100.00%				$80,365,420

(a)	Variable rate security. The rate reported is the rate in effect as of 12/31/2017.
(b)	Foreign issued security. At December 31, 2017, the breakdown by country is as follows: Australia - 2.00%, Canada - 0.62%, Luxembourg - 2.11%, Netherlands - 2.88%, Singapore - 0.56%, Switzerland - 1.87%, United Kingdom - 4.32%.
(c)	Variable rate security. Coupon is based on weighted average coupon of the underlying collateral. Rate disclosed as of 12/31/2017.
(d)	The rate quoted is the annualized seven-day effective yield as of December 31, 2017.
(e)	All or a portion of this security is held by the Steben Managed Futures Cayman Fund Ltd.
(f)	Includes assets to satisfy the margin requirements for derivative contracts which is included as deposits with brokers for futures and forwards on the Consolidated Statement of Assets and Liabilities.

Steben Managed Futures Strategy Fund

Consolidated Schedule of Forward Currency Contracts (a)

December 31, 2017 (Unaudited)

		Currency to be Received		Currency to be Delivered
Notional	Forward	Currency	U.S. $ Value at	Currency	U.S. $ Value on	Unrealized	Unrealized
Amount	Settlement Date	Abbreviation	December 31, 2017	Abbreviation	Origination Date	Appreciation	(Depreciation)
Purchase Contracts:
$167,794	01/04/2018	AUD	$168,409	GBP	$167,794	$615	$–
713,674	01/04/2018	EUR	720,163	GBP	713,674	6,489	–
239,128	01/04/2018	JPY	239,201	EUR	239,128	73	–
1,211,190	01/04/2018	SEK	1,221,623	NOK	1,211,190	10,433	–
1,164,671	01/04/2018	AUD	1,170,376	USD	1,164,671	5,705	–
950,106	01/04/2018	CAD	954,800	USD	950,106	4,694	–
1,398,530	01/04/2018	CAD	1,406,868	AUD	1,398,530	8,338	–
1,189,669	01/04/2018	EUR	1,200,272	USD	1,189,669	10,603	–
1,040,774	01/04/2018	EUR	1,050,238	NOK	1,040,774	9,464	–
1,932,867	01/04/2018	EUR	1,950,442	SEK	1,932,867	17,575	–
1,040,774	01/04/2018	EUR	1,050,238	AUD	1,040,774	9,464	–
1,635,503	01/04/2018	EUR	1,650,374	CHF	1,635,503	14,871	–
1,040,774	01/04/2018	EUR	1,050,238	CAD	1,040,774	9,464	–
83,796	01/04/2018	GBP	84,400	USD	83,796	604	–
100,000	01/04/2018	CNH	100,611	USD	100,000	611	–
1,200,000	01/04/2018	HUF	1,211,977	USD	1,200,000	11,977	–
600,000	01/04/2018	ILS	600,779	USD	600,000	779	–
1,200,000	01/04/2018	PLN	1,215,309	USD	1,200,000	15,309	–
800,000	01/04/2018	SEK	810,960	USD	800,000	10,960	–
300,000	01/04/2018	SGD	301,563	USD	300,000	1,563	–
600,000	01/04/2018	ZAR	606,138	USD	600,000	6,138	–
932,879	01/05/2018	AUD	936,300	JPY	932,879	3,421	–
592,764	01/05/2018	JPY	596,185	EUR	592,764	3,421	–
785,916	01/05/2018	CAD	795,687	JPY	785,916	9,771	–
1,013,325	01/05/2018	CHF	1,026,715	JPY	1,013,325	13,390	–
239,969	01/05/2018	EUR	240,069	JPY	239,969	100	–
502,573	01/05/2018	GBP	506,418	JPY	502,573	3,845	–
989,308	01/05/2018	NZD	992,095	JPY	989,308	2,787	–
400,000	01/05/2018	TWD	402,312	USD	400,000	2,312	–
900,000	01/08/2018	KRW	912,766	USD	900,000	12,766	–
1,200,000	01/10/2018	RUB	1,218,072	USD	1,200,000	18,072	–
900,000	01/12/2018	KRW	919,893	USD	900,000	19,893	–
400,000	01/16/2018	TWD	403,136	USD	400,000	3,136	–
1,001,585	01/17/2018	AUD	1,022,138	USD	1,001,585	20,553	–
1,598,982	01/17/2018	BRL	1,582,068	USD	1,598,982	–	(16,914)
770,729	01/17/2018	CAD	787,850	USD	770,729	17,121	–
609,500	01/17/2018	CHF	616,587	USD	609,500	7,087	–
1,237,291	01/17/2018	EUR	1,249,323	USD	1,237,291	12,032	–
629,722	01/17/2018	GBP	634,988	USD	629,722	5,266	–
692,997	01/17/2018	JPY	692,921	USD	692,997	–	(76)
1,438,580	01/17/2018	MXN	1,396,287	USD	1,438,580	–	(42,293)
840,091	01/17/2018	NOK	849,409	USD	840,091	9,318	–
1,274,423	01/17/2018	NZD	1,296,592	USD	1,274,423	22,169	–
373,339	01/17/2018	PLN	379,214	USD	373,339	5,875	–
178,276	01/17/2018	RUB	183,371	USD	178,276	5,095	–
1,086,901	01/17/2018	SEK	1,108,237	USD	1,086,901	21,336	–
188,780	01/17/2018	TRY	191,461	USD	188,780	2,681	–
414,579	01/17/2018	ZAR	432,668	USD	414,579	18,089	–
1,700,000	01/18/2018	CNH	1,725,862	USD	1,700,000	25,862	–
2,900,000	01/18/2018	SGD	2,921,019	USD	2,900,000	21,019	–
200,000	01/19/2018	TWD	201,303	USD	200,000	1,303	–
100,000	01/29/2018	KRW	100,794	USD	100,000	794	–
346,174	02/21/2018	BRL	344,588	USD	346,174	–	(1,586)
20,178	02/21/2018	MXN	20,140	USD	20,178	–	(38)
670,106	02/21/2018	RUB	669,591	USD	670,106	–	(515)
285,597	02/21/2018	TRY	285,620	USD	285,597	23	–
228,777	02/21/2018	ZAR	227,647	USD	228,777	–	(1,130)
Total Purchase Contracts			46,634,305		46,252,591	444,266	(62,552)

		Currency to be Received		Currency to be Delivered
Notional	Forward	Currency	U.S. $ Value at	Currency	U.S. $ Value on	Unrealized	Unrealized
Amount	Settlement Date	Abbreviation	December 31, 2017	Abbreviation	Origination Date	Appreciation	(Depreciation)
Sale Contracts:
$600,000	01/03/2018	USD	$(604,985)	TRY	$(600,000)	$–	$(4,985)
1,398,530	01/04/2018	CAD	(1,404,450)	AUD	(1,398,530)	–	(5,920)
1,040,775	01/04/2018	EUR	(1,046,042)	AUD	(1,040,775)	–	(5,267)
1,139,369	01/04/2018	USD	(1,154,975)	CHF	(1,139,369)	–	(15,606)
1,635,503	01/04/2018	EUR	(1,658,377)	CHF	(1,635,503)	–	(22,874)
167,794	01/04/2018	AUD	(168,801)	GBP	(167,794)	–	(1,007)
1,040,774	01/04/2018	EUR	(1,052,289)	NOK	(1,040,774)	–	(11,515)
1,932,867	01/04/2018	EUR	(1,959,076)	SEK	(1,932,867)	–	(26,209)
713,674	01/04/2018	EUR	(718,977)	GBP	(713,674)	–	(5,303)
1,040,774	01/04/2018	EUR	(1,047,928)	CAD	(1,040,774)	–	(7,154)
1,211,190	01/04/2018	SEK	(1,218,175)	NOK	(1,211,190)	–	(6,985)
239,128	01/04/2018	JPY	(240,054)	EUR	(239,128)	–	(926)
635,370	01/04/2018	USD	(637,783)	NZD	(635,370)	–	(2,413)
932,879	01/05/2018	AUD	(933,819)	JPY	(932,879)	–	(940)
785,916	01/05/2018	CAD	(788,338)	JPY	(785,916)	–	(2,422)
239,969	01/05/2018	EUR	(239,215)	JPY	(239,969)	754	–
502,573	01/05/2018	GBP	(503,991)	JPY	(502,573)	–	(1,418)
989,308	01/05/2018	NZD	(990,365)	JPY	(989,308)	–	(1,057)
773,789	01/05/2018	USD	(776,845)	JPY	(773,789)	–	(3,056)
592,764	01/05/2018	JPY	(600,172)	EUR	(592,764)	–	(7,408)
1,013,325	01/05/2018	CHF	(1,015,570)	JPY	(1,013,325)	–	(2,245)
400,000	01/05/2018	USD	(403,321)	TWD	(400,000)	–	(3,321)
900,000	01/08/2018	USD	(919,926)	KRW	(900,000)	–	(19,926)
4,056,480	01/17/2018	USD	(4,100,305)	CHF	(4,056,480)	–	(43,825)
3,070,124	01/17/2018	USD	(3,144,441)	AUD	(3,070,124)	–	(74,317)
1,588,677	01/17/2018	USD	(1,582,069)	BRL	(1,588,677)	6,608	–
2,318,851	01/17/2018	USD	(2,347,633)	CAD	(2,318,851)	–	(28,782)
2,895,962	01/17/2018	USD	(2,896,055)	JPY	(2,895,962)	–	(93)
2,358,886	01/17/2018	USD	(2,390,532)	EUR	(2,358,886)	–	(31,646)
2,215,598	01/17/2018	USD	(2,229,213)	GBP	(2,215,598)	–	(13,615)
1,414,591	01/17/2018	USD	(1,396,287)	MXN	(1,414,591)	18,304	–
2,133,687	01/17/2018	USD	(2,155,817)	NOK	(2,133,687)	–	(22,130)
2,245,989	01/17/2018	USD	(2,316,861)	NZD	(2,245,989)	–	(70,872)
602,407	01/17/2018	USD	(617,660)	PLN	(602,407)	–	(15,253)
180,153	01/17/2018	USD	(183,371)	RUB	(180,153)	–	(3,218)
1,657,898	01/17/2018	USD	(1,698,971)	SEK	(1,657,898)	–	(41,073)
188,148	01/17/2018	USD	(191,461)	TRY	(188,148)	–	(3,313)
415,059	01/17/2018	USD	(432,668)	ZAR	(415,059)	–	(17,609)
1,016,654	02/21/2018	USD	(1,020,609)	MXN	(1,016,654)	–	(3,955)
2,408	02/21/2018	USD	(2,405)	ZAR	(2,408)	3	–
Total Sale Contracts			(48,789,832)		(48,287,843)	25,669	(527,658)
Total Forward Currency Contracts			$(2,155,527)		$(2,035,252)	$469,935	$(590,210)
Net Unrealized Depreciation							$(120,275)

Currency abbreviations:
AUD	AUSTRALIAN DOLLAR	MXN	MEXICAN PESO
BRL	BRAZILIAN REAL	NOK	NORWEGIAN KRONE
CAD	CANADIAN DOLLAR	NZD	NEW ZEALAND DOLLAR
CHF	SWISS FRANC	PLN	POLISH ZLOTY
CNH	CHINESE OFFSHORE RENMINBI	RUB	RUSSIAN RUBLE
EUR	EURO	SEK	SWEDISH KRONA
GBP	BRITISH POUND	SGD	SINGAPORE DOLLAR
HUF	HUNGARIAN FORINT	TRY	TURKISH LIRA
ILS	ISRAELI NEW SHEKEL	TWD	TAIWAN DOLLAR
JPY	JAPANESE YEN	USD	U.S. DOLLAR
KRW	SOUTH KOREAN WON	ZAR	SOUTH AFRICAN RAND

(a) Deutsche Bank is the counterparty for all open forward currency exchange contracts held by the Fund as of December 31, 2017.

Steben Managed Futures Strategy Fund

Consolidated Schedule of Futures Contracts

December 31, 2017 (Unaudited)

		Number of
		Contracts
	Notional	Purchased /	Settlement	Unrealized	Unrealized
Description	Amount	(Sold)	Month- Year	Appreciation	(Depreciation)
Purchase Contracts:
Low Sulfur Gasoil (a)	$360,150	6	Jan-18	$24,615	$–
Amsterdam Index	1,175,969	9	Jan-18	–	(10,993)
CAC40 10 Euro	3,058,457	48	Jan-18	–	(43,505)
OMXS30 Index	383,818	20	Jan-18	–	(9,668)
E-Mini Crude Oil (a)	30,210	1	Jan-18	1,784	–
WTI Crude (a)	3,323,100	55	Jan-18	167,459	–
SGX Nifty 50 Index	168,936	8	Jan-18	–	(474)
FTSE CHINA A50 Index	344,305	26	Jan-18	–	(3,447)
FTSE KLCI Index	22,053	1	Jan-18	87	–
Hang Seng Index	3,641,514	19	Jan-18	35,368	–
HSCEI Futures	375,343	5	Jan-18	493	–
Mini H-Shares Index	30,027	2	Jan-18	113	–
Mini HSI Index	306,654	8	Jan-18	3,327	–
MSCI SING Index ETS	1,886,164	65	Jan-18	9,743	–
MSCI Taiwan Index	903,900	23	Jan-18	11,129	–
Brent Crude (a)	4,212,810	63	Jan-18	185,782	–
NY Harbor (a)	3,648,128	42	Jan-18	251,469	–
Gasoline Rbob (a)	1,810,166	24	Jan-18	70,296	–
Low Sulfur Gasoil (a)	3,309,625	55	Feb-18	62,940	–
Lean Hogs (a)	28,710	1	Feb-18	218	–
WTI Crude (a)	543,960	9	Feb-18	13,261	–
LME PRI Aluminum (a)	–	–	Feb-18	–	(2,631)
Brent Crude (a)	132,880	2	Feb-18	6,718	–
NY Harbor (a)	85,840	1	Feb-18	1,023	–
LMCADP LME (a)	–	2	Mar-18	–	–
Cotton #2 (a)	550,410	14	Mar-18	22,224	–
EURO-BOBL	7,319,063	61	Mar-18	–	(36,628)
EURO-BTP	3,719,524	31	Mar-18	–	(122,071)
EURO-BUND	6,479,171	54	Mar-18	–	(35,140)
EURO-OAT	4,559,416	38	Mar-18	–	(79,289)
EURO-SCHATZ	4,199,462	35	Mar-18	–	(6,683)
KOSPI2 Index	1,218,626	16	Mar-18	22,861	–
Mini TPX Index	32,252	2	Mar-18	626	–
NIKKEI 225 (CME)	227,400	2	Mar-18	4,795	–
NIKKEI 225 (OSE)	605,724	3	Mar-18	9,043	–
NIKKEI 225 (SGX)	7,876,148	78	Mar-18	51,150	–
NIKKEI 225 Mini	605,724	30	Mar-18	9,030	–
Short Euro-BTP	959,877	8	Mar-18	–	(4,227)
TOPIX Index	4,031,507	25	Mar-18	60,853	–
Yen Denominated NIKKEI	302,197	3	Mar-18	3,856	–
10yr Mini JGB	88,751	1	Mar-18	–	(80)
Low Sulfur Gasoil (a)	119,850	2	Mar-18	7,198	–
Japan 10Yr Bond (OSE)	12,425,116	14	Mar-18	–	(8,312)
Australia 10yr Bond	1,410,857	14	Mar-18	–	(20,235)
FTSE/JSE Top 40 Index	214,888	5	Mar-18	3,841	–
S&P/TSX 60 Index	1,827,971	12	Mar-18	5,577	–
SPI 200 Index	2,700,836	23	Mar-18	8,627	–
DAX Index	3,485,254	9	Mar-18	–	(64,355)
DJIA MINI e-CBOT	1,360,425	11	Mar-18	17,537	–
E-Mini Russell 2000 Index	2,688,875	35	Mar-18	13,223	–
Euro STOXX 50 Index	3,813,868	91	Mar-18	–	(81,404)

FTSE 100 Index	6,084,330	59	Mar-18	148,612	–
FTSE/MIB Index	522,101	4	Mar-18	–	(15,015)
Mexican BOLSA Index	25,461	1	Mar-18	416	–
Mini FTSE/MIB	52,210	2	Mar-18	–	(1,538)
MSCI EAFE Index	102,275	1	Mar-18	1,359	–
MSCI Emerging Markets Index	407,295	7	Mar-18	13,147	–
NASDAQ 100 E-Mini	5,127,000	40	Mar-18	16,555	–
S&P 500 E-Mini	3,345,000	25	Mar-18	26,193	–
S&P MID 400 E-mini	380,480	2	Mar-18	3,008	–
STOXX Europe 600	92,772	4	Mar-18	–	(324)
WTI Crude (a)	120,800	2	Mar-18	7,218	–
BP Currency	2,109,605	25	Mar-18	24,716	–
Euro Fx Currency	4,049,482	27	Mar-18	70,881	–
WTI Crude (a)	120,800	2	Mar-18	7,677	–
Canadian Dollar Currency	238,663	3	Mar-18	5,939	–
U.S. Long Bond (CBT)	1,153,238	9	Mar-18	17,846	–
U.S. Ultra Bond (CBT)	118,701	1	Mar-18	2,843	–
LME PRI Aluminum (a)	56,788	1	Mar-18	–	(813)
LME Zinc (a)	83,138	1	Mar-18	3,410	–
LMNIDP LME (a)	–	1	Mar-18	–	–
Copper (a)	5,693,363	69	Mar-18	292,933	–
Palladium (a)	106,100	1	Mar-18	6,053	–
Long GILT	6,480,706	48	Mar-18	25,962	–
LMZSDP LME (a)	–	1	Mar-18	–	–
Brent Crude (a)	132,180	2	Mar-18	6,398	–
Sugar #11 (World) (a)	16,822	1	Apr-18	210	–
Cotton #2 (a)	39,480	1	May-18	3,153	–
Copper (a)	82,875	1	May-18	7,873	–
90-Day Bank Bill	2,925,939	15	Jun-18	–	(1,014)
Live Cattle (a)	45,460	1	Jun-18	–	(1,722)
3 Mo Euro Euribor	299,962	1	Sep-18	467	–
Gold (a)	83,124	2	Oct-18	2,243	–
Brent Crude (a)	127,280	2	Oct-18	14,428	–
WTI Crude (a)	116,140	2	Nov-18	6,017	–
ICE ECX Emission (a)	9,815	1	Dec-18	103	–
90-Day Bank Bill	390,125	2	Mar-19	112	–
Total Purchase Contracts				1,802,038	(549,568)

Sales Contracts:
CBOE VIX Index (a)	(367,200)	(32)	Jan-18	7,706	–
VSTOXX	(6,647)	(4)	Jan-18	–	(314)
IBEX 35 Index	(120,234)	(1)	Jan-18	568	–
Cattle Feeder (a)	(73,000)	(1)	Jan-18	273	–
Natural Gas (a)	(1,771,800)	(60)	Jan-18	–	(119,419)
Brent Last Day Financials (a)	66,870	1	Jan-18	2,169	–
Rapeseed Euro (a)	(20,862)	(1)	Jan-18	689	–
White Sugar (ICE) (a)	(19,735)	(1)	Feb-18	–	(1,556)
CBOE VIX Index (a)	(137,225)	(11)	Feb-18	3,654	–
VSTOXX	(3,947)	(2)	Feb-18	–	(133)
Crude Palm Oil (a)	(15,326)	(1)	Feb-18	–	(505)
LME Nickel (a)	–	–	Feb-18	–	(4,926)
LME Zinc (a)	(83,213)	(1)	Feb-18	–	(6,652)
Gold 100oz (a)	(1,440,230)	(11)	Feb-18	–	(57,909)
Natural Gas (a)	(116,240)	(4)	Feb-18	–	(12,077)
Live Cattle (a)	(145,860)	(3)	Feb-18	–	(2,357)
Sugar #11 (World) (a)	(407,501)	(24)	Feb-18	–	(19,637)
Mill Wheat Euro (a)	(19,078)	(2)	Mar-18	822	–
Soybean Oil (a)	(199,560)	(10)	Mar-18	–	(1,368)
Corn (a)	(1,543,300)	(88)	Mar-18	16,135	–

Cocoa (a)	(227,040)	(12)	Mar-18	–	(774)
KC HRW Wheat (a)	(42,725)	(2)	Mar-18	2,496	–
Cocoa (a)	(186,050)	(10)	Mar-18	14,514	–
Canola (WCE) (a)	(7,776)	(1)	Mar-18	239	–
Soybean (a)	(1,538,800)	(32)	Mar-18	–	(1,731)
Soybean Meal (a)	(190,080)	(6)	Mar-18	557	–
Wheat (CBT) (a)	(939,400)	(44)	Mar-18	18,229	–
Australia 3yr Bond	(2,600,499)	(30)	Mar-18	3,482	–
Crude Palm Oil (a)	(46,386)	(3)	Mar-18	79	–
AUD/USD	(156,220)	(2)	Mar-18	–	(5,004)
CHF Currency	(2,308,995)	(18)	Mar-18	–	(34,444)
Dollar Index	(3,000)	(3)	Mar-18	3,379	–
Japanese Yen Currency	(1,553,140)	(14)	Mar-18	–	(7,686)
USD IRS 5yr Prime	(100,000)	(1)	Mar-18	85	–
Coffee 'C' (a)	(189,300)	(4)	Mar-18	964	–
Canadian 10yr Bond	(1,750,199)	(22)	Mar-18	27,662	–
U.S. 10yr Note (CBT)	(4,766,973)	(48)	Mar-18	4,638	–
U.S. 10yr Ultra	(1,180,746)	(12)	Mar-18	6,738	–
CBOE VIX Index (a)	(66,125)	(5)	Mar-18	3,001	–
White Maize-SAF (a)	(15,357)	(1)	Mar-18	–	(447)
Natural Gas (a)	(247,410)	(9)	Mar-18	5,319	–
Silver (a)	(2,743,200)	(32)	Mar-18	–	(149,046)
U.S. 2yr Note (CBT)	(16,894,407)	(85)	Mar-18	27,428	–
U.S. 5yr Note (CBT)	(9,524,768)	(97)	Mar-18	18,811	–
Coffee Robusta (a)	(240,520)	(14)	Mar-18	609	–
Crude Palm Oil (a)	(15,573)	(1)	Apr-18	–	(468)
Lean Hogs (a)	(30,260)	(1)	Apr-18	–	(1,842)
CBOE VIX Index	(27,750)	(2)	Apr-18	2,547	–
Natural Gas (a)	(219,280)	(8)	Apr-18	–	(10,227)
Platinum (a)	(46,915)	(1)	Apr-18	–	(537)
Rapeseed Euro (a)	(21,162)	(1)	Apr-18	–	(1)
Mill Wheat Euro (a)	(29,246)	(3)	May-18	761	–
Soybean Oil (a)	(80,232)	(4)	May-18	–	(969)
Corn (a)	(71,800)	(4)	May-18	1,029	–
KC HRW Wheat (a)	(22,050)	(1)	May-18	798	–
Canola (WCE) (a)	(7,887)	(1)	May-18	163	–
Soybean (a)	(145,950)	(3)	May-18	–	(231)
Soybean Meal (a)	(64,020)	(2)	May-18	496	–
Wheat (CBT) (a)	(66,038)	(3)	May-18	2,094	–
Cocoa (a)	(18,930)	(1)	May-18	968	–
CBOE VIX Index	(28,750)	(2)	May-18	737	–
Silver (a)	(172,210)	(2)	May-18	–	(3,928)
90-Day Eurodollar	(3,250,000)	(13)	Jun-18	144	–
Bankers' Acceptance	(35,799,523)	(45)	Jun-18	7,370	–
Sugar #11 (World) (a)	(16,845)	(1)	Jun-18	–	(271)
Soybean Oil (a)	(20,172)	(1)	Jul-18	–	(224)
Corn (a)	(18,363)	(1)	Jul-18	273	–
Soybean (a)	(49,163)	(1)	Jul-18	–	(115)
Wheat (CBT) (a)	(22,663)	(1)	Jul-18	823	–
Platinum (a)	(14,923)	(1)	Aug-18	–	(205)
90-Day Eurodollar	(35,250,000)	(141)	Sep-18	33,664	–
Bankers' Acceptance	(1,591,090)	(2)	Sep-18	1,251	–
90-Day Sterling	(6,581,967)	(39)	Sep-18	–	(5,126)
Soybean (a)	(243,938)	(5)	Nov-18	–	(686)
Soybean Oil (a)	(60,120)	(3)	Dec-18	–	(216)
Corn (a)	(192,000)	(10)	Dec-18	616	–
Wheat (CBT) (a)	(120,500)	(5)	Dec-18	3,527	–
90-Day Eurodollar	(5,500,000)	(22)	Dec-18	14,605	–
90-Day Sterling	(1,687,684)	(10)	Dec-18	–	(1,643)
90-Day Eurodollar	(3,250,000)	(13)	Dec-19	8,718	–
3 Mo Euro Euribor	(1,199,846)	(4)	Mar-20	103	–
90-Day Eurodollar	(1,250,000)	(5)	Dec-20	1,668	–
3 Mo Euro Euribor	(599,923)	(2)	Mar-21	299	–
90-Day Eurodollar	(500,000)	(2)	Dec-21	310	–
Total Sales Contracts				253,210	(452,674)
Total Futures Contracts				$2,055,248	$(1,002,242)
Net Unrealized Appreciation				$1,053,006

(a) Contract held by Steben Managed Futures Cayman Fund Ltd.

Steben Managed Futures Strategy Fund

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

Share Valuation

The price of the Steben Managed Futures Strategy Fund (the "Fund") shares is based on the Net Asset Value ("NAV") per share of each class of the Fund. The Fund determines the NAV of its shares on each day the New York Stock Exchange ("NYSE") is open for business, as of the close of the regular trading session (typically 4:00 p.m. ET), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the published closing price of securities traded on that exchange after the NAV is calculated, the Fund is not required to recalculate its NAV.

Investment Valuation

The Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical investments and registered investment companies where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Fund values portfolio securities for which market quotations are readily available at market value; however, the Fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the Fund’s determination of the NAV. A market quotation may be considered unreliable or unavailable for various reasons, such as (1) the quotation may be stale, (2) the quotation may be unreliable because the security is not actively traded, (3) trading on the security halted before the close of the trading market, (4) the security is newly issued, (5) issuer specific events occurred after the security halted trading, or (6) due to the passage of time between the close of the market on which the security trades and the close of the NYSE. Issuer specific events that may cause the last market quotation to be unreliable include (1) a merger or insolvency, (2) events which affect a geographical area or an industry segment, such as political events or natural disasters, or (3) market events, such as a significant movement in the U.S. markets.

Both the latest transaction prices and adjustments are furnished by independent pricing services, subject to supervision by the Board of Trustees (the "Board"). The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using Pricing and Valuation Procedures (the "Pricing and Valuation Procedures") approved by the Board. The Fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV.

Pursuant to the Pricing and Valuation Procedures, the Board has delegated the day-to-day responsibility for applying and administering these procedures to a valuation committee comprised of employees of Steben & Company, Inc. ("Steben") (the "Valuation Committee") subject to the Board’s oversight. The composition of this Valuation Committee may change from time to time. The Valuation Committee follows fair valuation guidelines as set forth in the Pricing and Valuation Procedures to make fair value determinations on all securities and assets for which market quotations are unavailable or unreliable. For portfolio securities fair valued by the Valuation Committee, Steben checks fair value prices by comparing the fair value of the security with values that are available from other sources (if any). Steben compares the fair value of the security to the next-day opening price or next actual sale price, when applicable. Steben documents and reports to the Valuation Committee such comparisons when they are made. The Valuation Committee reports such comparisons to the Board at their regularly scheduled meetings. The Board retains the responsibility for periodic review and consideration of the appropriateness of any fair value pricing methodology established or implemented for the Fund. Fair value pricing methods, Pricing and Valuation Procedures and pricing services can change from time to time as approved by the Board, and may occur as a result of look-back testing results or changes in industry best practices.

There can be no assurance, however, that a fair value price used by the Fund on any given day will more accurately reflect the market value of a security than the market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading Fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities – Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Pricing and Valuation Procedures.

Foreign Equity Securities – If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Fund may fair value a security if certain events occur between the time trading ends on a particular security and the Fund’s NAV calculation. The Fund may also fair value a particular security if the events are significant and make the closing price unreliable. If an issuer-specific event has occurred that Steben determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Steben also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of the Fund’s shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy.

Fixed Income Securities – Government bonds, corporate bonds, asset-backed bonds, municipal bonds, commercial paper and convertible securities, including high yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Pricing and Valuation Procedures. Fixed income securities are generally categorized in Level 2 of the fair value hierarchy.

Forward Currency Contracts - The Fund may enter into forward contracts that are not traded on exchanges and may not be regulated. There are no limitations on daily price movements of forward contracts. Banks and other dealers with which the Fund maintains accounts may require that the Fund deposit margin with respect to such trading. The Fund’s counterparties are not required to continue making markets in such contracts. There have been periods during which certain counterparties have refused to continue to quote prices for forward contracts or have quoted prices with an unusually wide spread (the price at which the counterparty is prepared to buy and that at which it is prepared to sell). Arrangements to trade forward contracts may be made with only one or a few counterparties, and liquidity problems therefore might be greater than if such arrangements were made with numerous counterparties. The imposition of credit controls by governmental authorities might limit such forward trading to less than the amount that the Adviser would otherwise recommend, to the possible detriment of the Fund. Forward contracts are generally categorized as Level 2 of the fair value hierarchy.

Foreign Currencies - The Fund invests in foreign currencies, which are translated to U.S. dollars using current rates of exchange as of the close of the NYSE. Foreign currencies are generally categorized as Level 1 of the fair value hierarchy.

Futures and Options – Futures and options are valued on the basis of market quotations, if available. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Pricing and Valuation Procedures. Futures are generally categorized as Level 1 of the fair value hierarchy. Options are generally categorized as Level 2 of the fair value hierarchy.

Investment Companies and ETFs – Investments in other investment companies are valued at their reported net asset value. In addition, investments in ETFs are valued on the basis of market quotations, if available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund's consolidated investments and other financial instruments as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$-	$36,461,707	$-	$36,461,707
Asset Backed Securities	-	2,713,700	-	2,713,700
Mortgage Backed Securities	-	4,995,319	-	4,995,319
Bank Loans	-	430,692	-	430,692
Total Long-Term Investments	$-	$44,601,418	$-	$44,601,418

Short-Term Investments
Commercial Paper	$-	$5,493,459	$-	$5,493,459
Money Market Fund	6,406,596	-	-	6,406,596
U.S. Government Notes/Bonds	-	3,549,573	-	3,549,573
Total Short-Term Investments	$6,406,596	$9,043,032	$-	$15,449,628

Total Investments	$6,406,596	$53,644,450	$-	$60,051,046

Forward Currency Contracts
Long Forward Currency Contracts	$-	$381,714	$-	$381,714
Short Forward Currency Contracts	-	(501,989)	-	(501,989)
Total Forward Currency Contracts	$-	$(120,275)	$-	$(120,275)

Futures Contracts
Long Futures Contracts	$1,252,470	$-	$-	$1,252,470
Short Futures Contracts	(199,464)	-	-	(199,464)
Total Futures Contracts	$1,053,006	$-	$-	$1,053,006
Total Other Financial Instruments	$1,053,006	$(120,275)	$-	$932,731

The Fund discloses transfers between levels based on valuations at the end of the reporting period. During the period ended December 31, 2017, there were no transfers in or out of Level 1, Level 2 or Level 3 of the fair value hierarchy.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund's consolidated statement of asset and liabilities and statement of operations. Net unrealized appreciation on forward currency contracts is a receivable and net unrealized depreciation is a liability on the consolidated statement of assets and liabilities. Only the current day variation margin on futures contracts is separately reported within the Fund's consolidated statement of assets and liabilities. The cumulative unrealized appreciation/depreciation of futures contracts is reported on the Fund's consolidated schedule of futures contracts.

Since the derivatives held long or short are for speculative trading purposes, the derivative instruments are not designated as hedging instruments. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open contracts from the preceding period, are recognized as part of realized and unrealized gain (loss) in the Fund's consolidated statement of operations.

The following table presents the fair value of consolidated derivative instruments for the Fund at December 31, 2017 as presented on the Fund's consolidated statement of assets and liabilities:

			Net Unrealized
			Gain (Loss) on
	Fair Value		Open
Derivatives not accounted for as hedging instruments	Assets	Liabilities	Positions
Forward Currency Contracts(a)
Long	$444,266	$62,552	$381,714
Short	25,669	527,658	(501,989)
Total Forward Currency Contracts	469,935	590,210	(120,275)

Futures Contracts(b)
Long Contracts
Agricultural Commodities/Softs	$25,805	$1,722	$24,083
Currencies	101,536	-	101,536
Energy	834,386	-	834,386
Interest Rates	47,230	313,679	(266,449)
Metals	312,512	3,444	309,068
Stock Indices	480,569	230,723	249,846
Total Long Contracts	1,802,038	549,568	1,252,470

Short Contracts
Agricultural Commodities/Softs	67,154	33,398	33,756
Currencies	3,379	47,134	(43,755)
Energy	7,488	141,723	(134,235)
Interest Rates	156,976	6,769	150,207
Metals	-	223,203	(223,203)
Stock Indices	18,213	447	17,766
Total Short Contracts	253,210	452,674	(199,464)
Total Futures Contracts	$2,055,248	$1,002,242	$1,053,006

(a)Net unrealized appreciation on forward currency contracts is a receivable and net unrealized depreciation is a liability on the consolidated statement of assets and liabilities.

(b)Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund's consolidated schedule of open futures contracts. Only the current day variation margin for futures contracts is separately reported within the Fund's consolidated statement of assets and liabilities.

The following table presents the trading results of the derivative trading and information related to the volume of the Fund's derivative activity for the period ended December 31, 2017. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Fund's consolidated statement of operations.

	Gain (Loss) from Trading
		Net Change
	Net Realized	in Unrealized

Forward Currency Contracts	$(875,745)	$(71,649)
Futures Contracts
Agricultural Commodities/Softs	(502,014)	67,905
Currencies	(272,149)	255,018
Energy	(2,003,038)	1,187,643
Interest Rates	(1,161,307)	(180,724)
Metals	(1,321,093)	83,653
Stock Indices	7,548,331	141,276
Total Futures Contracts	$2,288,730	$1,554,771

The average monthly notional amount is shown as an indicator of volume. The average monthly notional amounts during the period were:

	Average Notional Amount
	Long Contracts	Short Contracts
Forward Currency Contracts	$25,000,909	$23,634,931
Futures Contracts	160,775,472	89,074,973

The average notional amounts reflect the period ended December 31, 2017. Please refer to the Fund's prospectus for a listing of risks associated with these investments.

The cost basis of investments for federal income tax purposes at December 31, 2017 was $60,231,129. Net unrealized appreciation of investments for federal income tax purposes was as follows*:

Gross unrealized appreciation on investments	$53,593
Gross unrealized depreciation on investments	(233,676)
Gross unrealized appreciation on forwards	469,935
Gross unrealized depreciation on forwards	(590,210)
Gross unrealized appreciation on futures	2,055,248
Gross unrealized depreciation on futures	(1,002,242)
Net unrealized appreciation	$752,648

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above amounts do not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)	The registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Steben Alternative Investment Funds

By (Signature and Title):	/s/ Kenneth E. Steben
Kenneth E. Steben, Chief Executive Officer

Date:	February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Kenneth E. Steben
Kenneth E. Steben, Chief Executive Officer

Date:	February 28, 2018

By (Signature and Title):	/s/ Carl A. Serger
Carl A. Serger, Chief Financial Officer

Date:	February 28, 2018